Related Party Balances, Transactions and Arrangements	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Balances, Transactions and Arrangements

11. RELATED PARTY BALANCES, TRANSACTIONS AND ARRANGEMENTS

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Other than those disclosed elsewhere in the consolidated financial statements, the Company had the following related party balances:

Due from/to Related Parties

	2013	2014	2014
	Rmb	Rmb	US$
Due from:
CSH[1] and its subsidiaries	87	—	—
GDI and its subsidiaries (“GDI Group”)	2	2	1
Hanny and its subsidiaries (except GDI Group)
(note 1)	312	320	51

	401	322	52

Due to:
CSH[1] and its subsidiaries	287	—	—

[1]	Ms Eva Chan Ling is the deputy chairman and a director of the Company. She is also an executive director of CSH until June 1, 2014 and the managing director of Rosedale.

As of December 31, 2013 and 2014, the Company held a 7.4% equity interest of Rosedale, of which 43,325,554 shares and 5,334,870 shares were recorded as available-for-sale securities and trading securities, respectively. Dr. Allan Yap is the chairman, chief executive director and a director of the Company. He is appointed as the chairman of Rosedale with effect from December 30, 2014.

As of December 31, 2013 and 2014, the amounts due from/to related parties were unsecured, non-interest bearing and had no fixed repayment terms.